SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 28, 2011
(as Supplemented January 10, 2012)
Effective February 13, 2012, in the section titled “PORTFOLIO SUMMARY” for the Diversified Fixed Income Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for PineBridge Investments, LLC (“PineBridge”) with respect to Timothy Campion and replaced with the following:

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Peter Hu, CFA	2012	Vice President, Investment Strategy Research and Development

Effective February 13, 2012, in the section titled “PORTFOLIO SUMMARY” for the International Equity Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for PineBridge with respect to Timothy Campion is deleted and replaced with the following:

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Kate Faraday	2012	Vice President and Portfolio Manager/Trader, Structured Equity

Effective February 16, 2012, in the sections titled “PORTFOLIO SUMMARY” for the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value and Small Cap Portfolios under the heading “Investment Adviser,” the portfolio manager disclosure for SunAmerica Asset Management Corp. (“SAAMCo”) is deleted and replaced with the following:

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager
In the section titled “MANAGEMENT,” under the heading “Information about the Investment Adviser’s Management of Certain Portfolios,” the last paragraph of the portfolio management disclosure for SAAMCo is deleted in its entirety and replaced with the following:
The passively-managed index portions of the Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by Tim Campion. Mr. Campion is a portfolio manager and quantitative analyst at SAAMCo. He evaluates portfolios on the theory and application of attribution, risk characteristics, and style analysis. Mr. Campion joined SAAMCo in February 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999.
Under the heading “Information about the Subadvisers — PineBridge Investments, LLC,” all reference to Timothy (“Tim”) Campion is deleted. The portfolio management disclosure for PineBridge is supplemented as follows:

Peter Hu, Vice President, Investment Strategy Research and Development, joined the PineBridge in 2006. Mr. Hu is responsible for developing analytic tools, quantitative analysis, and risk management tools for various asset classes and derivatives instruments.
Kate Faraday, Vice President and Portfolio Manager/Trader, Structured Equity, is responsible for portfolio management and trading on the group’s passive and research enhanced strategies. Ms. Faraday joined the firm in 2007. From 2004 to 2006, Ms. Faraday was an equity trader at KR Capital Advisors.
Dated: February 16, 2012
Version: Combined Master

SEASONS SERIES TRUST
Supplement to the Statement of Additional Information
dated July 28, 2011 (as supplemented January 10, 2012)
Effective February 13, 2012, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to PineBridge Investments, LLC (“PineBridge”) all reference to Timothy Campion is deleted and the chart is supplemented with the following.
Effective February 16, 2012, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to SunAmerica Asset Management Corp. (“SAAMCo”) all reference to Brendan Voege is deleted and the chart is supplemented with the following:

			Other Accounts
			(As of January 31, 2011)*
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Total Assets	No. of	Total Assets
Portfolio	Subadviser	Portfolio Managers	Accounts	(in $ millions)	Accounts	(in $millions)	Accounts	(in $millions)
Diversified Fixed Income	PineBridge	Hu, Peter	—	—	—	—	—	—
International Equity	PineBridge	Faraday, Kate	—	—	—	—	—	—
Large Cap Growth	SAAMCo	Campion, Timothy	10	$7,432	—	—	—	—
Large Cap Value	SAAMCo	Campion, Timothy	10	$7,429
Mid Cap Growth	SAAMCo	Campion, Timothy	10	$7,488	—	—	—	—
Mid Cap Value	SAAMCo	Campion, Timothy	10	$7,457	—	—	—	—
Small Cap	SAAMCo	Campion, Timothy	10	$7,480	—	—	—	—

*	Information provided with respect to Mr. Campion is as of December 31, 2011.
Date:      February 16, 2012